Summary of Significant Accounting Policies - Additional Information (Details)		12 Months Ended
	Dec. 30, 2021 ¥ / shares	Dec. 31, 2021 CNY (¥) customer Segment	Dec. 31, 2021 USD ($) customer Segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Business cooperation agreement initial term		10 years	10 years
Equity interest in VIE		100.00%	100.00%
Calculated rate per share | ¥ / shares	¥ 6.3726
Inventory provision		¥ 2,595,000
Property and equipment impairment loss				6,449,000
Goodwill impairment loss		0		0	0
Impairment long-lived assets and intangible assets		0		0	0
Unrealized gain from fair value changes of short term investments		467,000
Equity method investment impairment loss		0		0	0
Impairment loss of investments measured at measurement alternatives		16,500,000	$ 2,589,000	3,500,000	4,714,000
Unrealized losses from fair value		12,094,000
Proceeds from issuance of convertible redeemable preferred shares		1,138,232,000	178,615,000	512,715,000	469,636,000
Charges against additional paid-in capital reduced amount | $			$ 0
Contract asset		0		0	0
Contract liabilities		211,964,000		33,884,000
Opening balance of contract liabilities revenue recognized		33,884,000		25,606,000	28,383,000
Contract cost		0		0	0
Advertising expense		82,340,000		19,101,000	10,215,000
Employee benefit expenses		93,142,000		51,834,000	85,187,000
Unrecognized tax benefits, income tax penalties and interest expense		0		0	0
Lease assets		¥ 69,612,000					¥ 33,127,000
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Other non-current assets				Other non-current assets	Other non-current assets
Operating lease liabilities		¥ 70,449,000					¥ 30,903,000
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accrued expenses and other current liabilities				Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Number of operating segments | Segment		1	1
Customer | Net Revenues | Customers
Summary Of Significant Accounting Policies [Line Items]
Number of customers | customer		0	0
Percentage of concentration risk		10.00%	10.00%
ASU 2016-02
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Dec. 31, 2021				Dec. 31, 2021
ASU 2016-13
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true				true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true				true
Paipai Marketplace
Summary Of Significant Accounting Policies [Line Items]
Number of warranty period for pre-owned consumer		1 year	1 year
Minimum
Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance of convertible redeemable preferred shares | $			$ 250,000,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Pre-offering market capitalization | $						$ 3,000,000,000
Level 2
Summary Of Significant Accounting Policies [Line Items]
Loss on assets and liabilities measured at fair value		¥ 11,627,000
Level 3
Summary Of Significant Accounting Policies [Line Items]
Loss on assets and liabilities measured at fair value		16,500,000		9,949,000	4,714,000
Subsidiaries | Shanghai Aihui Trading Co., Ltd (“Shanghai Aihui”)
Summary Of Significant Accounting Policies [Line Items]
Variable interest entity service fees charged.		¥ 0		¥ 0	¥ 0
VIE and Subsidiaries
Summary Of Significant Accounting Policies [Line Items]
Percentage of consolidated revenue		95.55%	95.55%	96.41%	98.91%
Percentage of total consolidated assets		83.72%				83.72%
Percentage of total consolidated liabilities		93.84%				93.84%